Schedule of Investments
Invesco Senior Loan ETF (BKLN)
May 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-90.55%(a)(b)
Aerospace & Defense-3.94%
Amentum Government Services Holdings LLC, Term Loan B (1 mo. SOFR + 2.25%)	6.58%	09/29/2031	$70,964	$70,742,798
Arxis
Delayed Draw Term Loan(c)	0.00%	02/26/2032	3,366	3,348,800
Term Loan B (3 mo. Term SOFR + 2.75%)	7.08%	02/26/2032	35,681	35,497,275
KKR Apple Bidco LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.83%	09/22/2028	10,310	10,268,133
Peraton Corp., First Lien Term Loan B (1 mo. SOFR + 3.85%)	8.18%	02/01/2028	113,902	98,972,009
TransDigm, Inc., Term Loan J (3 mo. Term SOFR + 2.50%)	6.80%	02/28/2031	46,954	47,005,140
				265,834,155
Automotive-4.37%
Belron Group S.A., Term Loan B (3 mo. SOFR + 2.75%)	7.05%	10/16/2031	88,246	88,720,709
Mavis Tire Express Services Topco Corp., Term Loan B (3 mo. SOFR + 3.00%)	7.33%	05/04/2028	9,160	9,098,687
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL)
Term Loan (Canada) (1 mo. SOFR + 2.50%)	6.83%	05/06/2030	69,610	69,348,504
Term Loan B (Canada) (1 mo. Term SOFR + 2.75%)	7.08%	01/15/2032	87,496	87,386,552
Wand Newco 3, Inc., Term Loan B (1 mo. SOFR + 2.50%)	6.83%	01/30/2031	40,717	40,397,737
				294,952,189
Beverage & Tobacco-2.28%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. SOFR + 3.00%)	7.32%	07/31/2028	93,429	93,002,381
Triton Water Holdings, Inc., Term Loan B (3 mo. SOFR + 2.25%)	6.55%	03/31/2028	60,466	60,553,543
				153,555,924
Brokers, Dealers & Investment Houses-0.06%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. SOFR + 3.00%)	7.33%	08/02/2028	4,267	4,260,058
Building & Development-2.94%
Chariot Buyer LLC, First Lien Term Loan (1 mo. SOFR + 3.35%)	7.68%	11/03/2028	51,966	51,833,230
Cornerstone Building Brands, Inc., Term Loan B (1 mo. SOFR + 3.25%)	7.68%	04/12/2028	34,058	30,496,288
Quikrete Holdings, Inc.
Term Loan B (1 mo. SOFR + 2.25%)	6.58%	02/15/2032	22,801	22,732,662
Term Loan B-1 (1 mo. SOFR + 2.25%)	6.58%	04/14/2031	20,924	20,857,605
White Cap Buyer LLC, Term Loan B (1 mo. SOFR + 3.25%)	7.58%	10/19/2029	73,012	72,424,835
				198,344,620
Business Equipment & Services-8.08%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. SOFR + 3.85%)	8.18%	05/12/2028	69,036	69,214,038
Asurion LLC, Second Lien Term Loan B-4 (1 mo. SOFR + 5.36%)	9.69%	01/20/2029	49,481	47,080,595
Boost Newco Borrower LLC (WorldPay), Term Loan B (3 mo. SOFR + 2.00%)	6.30%	01/31/2031	74,521	74,741,942
Cloud Software Group, Inc.
Term Loan (3 mo. SOFR + 3.75%)	8.05%	03/21/2031	57,051	56,979,261
Term Loan B (3 mo. SOFR + 3.50%)	7.80%	03/30/2029	70,437	70,349,589
Dun & Bradstreet Corp. (The), Term Loan B (1 mo. SOFR + 2.25%)	6.57%	01/18/2029	59,558	59,595,236
Mitchell International, Inc., Term Loan B (1 mo. SOFR + 3.25%)	7.58%	06/17/2031	52,179	52,086,934
Nuvei Tech Corp., Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B (1 mo. SOFR + 3.00%)	7.33%	11/15/2031	50,471	50,460,998
Solera (Polaris Newco LLC), First Lien Term Loan (3 mo. SOFR + 4.01%)	8.29%	06/02/2028	66,446	64,483,067
				544,991,660
Cable & Satellite Television-3.17%
Charter Communications Operating LLC, Term Loan B-5 (3 mo. SOFR + 2.25%)	6.55%	11/21/2031	14,813	14,823,620
CSC Holdings LLC, Term Loan (1 mo. USD Prime + 2.50%)	9.00%	04/15/2027	51,598	50,694,754
SFR-Numericable (YPSO, Altice France), Term Loan B-14 (France) (3 mo. SOFR + 5.50%)	9.76%	08/15/2028	78,426	72,409,330
Virgin Media 02 - LG, Term Loan N (United Kingdom) (1 mo. SOFR + 2.61%)	6.94%	01/31/2028	40,202	39,636,444
Ziggo Vodafone - LG, Term Loan I (1 mo. SOFR + 2.61%)	6.94%	04/30/2028	36,863	35,949,003
				213,513,151
Chemicals & Plastics-1.69%
Nouryon Finance B.V., Term Loan B (3 mo. SOFR + 3.25%)	7.51%	04/03/2028	51,318	51,553,211
Proampac PG Borrower LLC, Term Loan (3 mo. SOFR + 4.00%)	8.32%	09/15/2028	13,578	13,588,590
Univar, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.07%	08/01/2030	48,828	48,759,192
				113,900,993
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Clothing & Textiles-1.07%
ABG Intermediate Holdings 2 LLC, Term Loan B (1 mo. SOFR + 2.25%)	6.58%	12/21/2028	$72,599	$72,222,607
Containers & Glass Products-1.19%
Flex Acquisition Co., Inc.
Delayed Draw Term Loan(c)	0.00%	04/30/2032	519	515,702
First Lien Term Loan B (1 mo. SOFR + 3.18%)	7.50%	04/13/2029	50,244	50,106,683
Term Loan B (1 mo. SOFR + 3.25%)	7.55%	04/30/2032	29,691	29,498,178
				80,120,563
Cosmetics & Toiletries-0.05%
Bausch and Lomb, Inc., Term Loan (Canada) (1 mo. SOFR + 3.35%)	7.68%	05/10/2027	3,127	3,121,767
Drugs-0.27%
Jazz Pharmaceuticals, Inc., Term Loan B (1 mo. SOFR + 2.25%)	6.58%	05/05/2028	4,674	4,678,344
Phoenix Guarantor Inc. (BrightSpring Health Services), Term Loan B (1 mo. SOFR + 2.50%)	6.83%	02/21/2031	13,808	13,838,050
				18,516,394
Electronics & Electrical-14.62%
Boxer Parent Co., Inc., Term Loan B (3 mo. SOFR + 3.00%)	7.33%	07/30/2031	81,881	81,407,446
Central Parent LLC, Term Loan (3 mo. SOFR + 3.25%)	7.55%	07/06/2029	74,159	66,199,785
CommScope LLC, Term Loan B (1 mo. SOFR + 5.25%)	9.58%	12/17/2029	532	537,972
CoreLogic, Inc., First Lien Term Loan (1 mo. SOFR + 3.61%)	7.94%	06/02/2028	60,660	59,924,840
Epicor Software Corp., Term Loan B (1 mo. SOFR + 2.75%)	7.08%	05/30/2031	58,219	58,425,166
Gen Digital, Inc., Term Loan A (1 mo. SOFR + 1.60%)	5.93%	09/10/2027	65,924	65,971,662
Kaseya, Inc., Term Loan B (1 mo. SOFR + 3.25%)	7.58%	03/08/2032	37,000	37,039,775
McAfee Enterprise, First Lien Term Loan (3 mo. SOFR + 7.26%)	11.55%	07/27/2028	831	0
McAfee LLC, Term Loan B (1 mo. SOFR + 3.00%)	7.33%	03/01/2029	100,659	97,161,322
Modena Buyer LLC (End User Computing), Term Loan (3 mo. SOFR + 4.50%)	8.78%	07/01/2031	48,453	47,082,815
Project Alpha Intermediate Holding, Inc., Term Loan B (3 mo. SOFR + 3.25%)	7.55%	10/28/2030	45,547	45,736,943
Proofpoint, Inc., Term Loan B (1 mo. SOFR + 3.00%)	7.33%	08/31/2028	89,482	89,563,155
Quest Software US Holdings, Inc., First Lien Term Loan (2 mo. SOFR + 4.40%)(d)	8.73%	02/01/2029	53,887	31,524,152
RealPage, Inc., First Lien Term Loan (3 mo. SOFR + 3.26%)	7.56%	04/24/2028	60,806	60,408,328
Rocket Software, Inc., Term Loan B (1 mo. SOFR + 4.25%)	8.58%	11/28/2028	46,245	46,366,467
SS&C Technologies Holdings, Inc., Term Loan B-8 (1 mo. SOFR + 2.00%)	6.33%	05/09/2031	57,219	57,492,001
Syncsort, Inc., First Lien Term Loan (3 mo. SOFR + 4.26%)	8.54%	04/24/2028	24,966	23,474,618
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. SOFR + 3.25%)	7.93%	02/10/2031	117,230	117,586,763
				985,903,210
Financial Intermediaries-6.59%
Aretec Group, Inc., Term Loan B (1 mo. SOFR + 3.50%)	7.83%	08/09/2030	10,180	10,177,393
AssuredPartners, Inc., Term Loan B-5 (1 mo. SOFR + 3.50%)	7.83%	02/14/2031	110,378	110,682,655
Broadstreet Partners, Inc., Term Loan B (1 mo. SOFR + 3.00%)	7.33%	06/13/2031	69,002	69,153,343
Citadel Securities L.P., Term Loan B (1 mo. SOFR + 2.00%)	6.33%	10/31/2031	73,813	74,154,618
Focus Financial Partners LLC, Term Loan B-8 (1 mo. SOFR + 2.75%)	7.08%	09/15/2031	63,028	70,757,954
Jane Street Group LLC, Term Loan B (3 mo. SOFR + 2.00%)	6.33%	12/31/2031	64,303	64,216,552
Nexus Buyer LLC, Term Loan B (1 mo. SOFR + 3.50%)	7.83%	07/31/2031	45,055	45,147,769
				444,290,284
Food Products-0.79%
Froneri International PLC, Term Loan B (United Kingdom) (6 mo. SOFR + 2.00%)	6.24%	09/17/2031	53,047	52,980,816
Food Service-3.62%
BCPE Empire Holdings, Inc. (ImperialDade), Term Loan B (1 mo. SOFR + 3.25%)	7.58%	12/11/2030	51,851	51,458,860
IRB Holding Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.83%	12/15/2027	82,151	82,166,709
New Red Finance, Inc., Term Loan B-6 (1 mo. SOFR + 1.75%)	6.08%	09/20/2030	58,093	57,954,990
Whatabrands LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.83%	08/03/2028	52,412	52,345,095
				243,925,654
Health Care-10.53%
athenahealth Group, Inc., Term Loan (1 mo. SOFR + 3.00%)	7.33%	02/15/2029	116,168	115,877,361
Elanco Animal Health, Inc., Term Loan (1 mo. SOFR + 1.85%)	6.17%	08/01/2027	48,213	48,212,356
Ensemble Health Partners, Term Loan B (3 mo. SOFR + 3.00%)	7.28%	08/03/2029	57,316	57,486,481
ExamWorks Group, Inc., First Lien Term Loan (1 mo. SOFR + 2.75%)	7.08%	11/01/2028	912	914,236
Gainwell Acquisition Corp., First Lien Term Loan B (3 mo. SOFR + 4.10%)	8.40%	10/01/2027	77,120	74,074,171
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care-(continued)
Mozart Debt Merger Sub, Inc. (Medline Industries), Incremental Term Loan B (1 mo. SOFR + 2.25%)	6.58%	10/23/2028	$90,089	$90,102,979
Opella, Term Loan B (6 mo. SOFR + 3.25%)	7.44%	03/31/2032	35,611	35,700,416
PAREXEL International Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.83%	11/15/2028	58,490	58,580,037
R1 RCM, Inc.
Delayed Draw Term Loan B(c)	0.00%	10/24/2031	3,285	3,281,745
Term Loan B (1 mo. SOFR + 3.25%)	7.58%	10/24/2031	45,987	45,944,426
Southern Veterinary Partners LLC, Term Loan B (3 mo. SOFR + 3.25%)	7.53%	12/11/2031	54,613	54,722,704
Syneos Health, Inc., Term Loan (3 mo. SOFR + 4.00%)	8.30%	09/27/2030	48,843	48,097,672
Verscend Holding Corp., Term Loan B (1 mo. SOFR + 2.75%)	7.07%	05/01/2031	77,256	77,014,479
				710,009,063
Home Furnishings-0.87%
Hunter Douglas Holding B.V., Term Loan B (3 mo. SOFR + 3.25%)	7.55%	01/14/2032	59,014	58,350,539
Industrial Equipment-1.42%
Madison IAQ LLC, Term Loan (6 mo. SOFR + 2.50%)	6.76%	06/21/2028	2,638	2,639,973
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.00%)	6.32%	08/17/2029	24,606	24,704,242
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (3 mo. SOFR + 3.00%)	7.24%	04/30/2030	67,901	68,140,295
				95,484,510
Insurance-7.43%
Acrisure LLC
Term Loan B(e)	-	11/06/2030	4,467	4,451,152
Term Loan B-6 (1 mo. SOFR + 3.00%)	7.33%	11/06/2030	72,062	71,806,670
Alera Group, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	05/21/2032	30,000	30,054,300
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. SOFR + 2.75%)	7.07%	09/19/2031	67,393	67,180,647
AmWINS Group, Inc., Term Loan B (1 mo. SOFR + 2.25%)	6.58%	01/23/2032	85,965	85,970,035
HUB International Ltd., Term Loan B (3 mo. SOFR + 2.50%)	6.77%	06/20/2030	85,869	85,963,902
Hyperion Insurance Group Ltd.
Term Loan B (United Kingdom) (1 mo. Term SOFR + 3.00%)	7.83%	04/18/2030	8,000	8,041,280
Term Loan B (United Kingdom) (1 mo. SOFR + 3.00%)	7.33%	02/15/2031	54,715	54,689,434
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. SOFR + 3.00%)	7.33%	07/31/2031	92,766	93,016,646
				501,174,066
Leisure Goods, Activities & Movies-2.09%
Alpha Topco Ltd. (Delta 2 (Lux) S.a.r.l.)
Delayed Draw Term Loan B-2 (United Kingdom)(e)	-	09/10/2031	14,773	14,804,552
Term Loan B-1 (United Kingdom) (3 mo. SOFR + 2.00%)	6.30%	09/10/2031	29,546	29,609,105
UFC Holdings LLC, Term Loan B-4 (3 mo. SOFR + 2.25%)	6.57%	11/14/2031	53,201	53,392,650
William Morris Endeavor Entertainment LLC, Term Loan C (1 mo. SOFR + 3.00%)	7.33%	01/27/2032	43,500	43,452,367
				141,258,674
Lodging & Casinos-3.64%
Caesars Entertainment, Inc.
Incremental Term Loan B (1 mo. SOFR + 2.25%)	6.58%	02/06/2030	7,939	7,933,764
Term Loan (1 mo. SOFR + 2.25%)	6.58%	02/06/2031	41,166	41,101,352
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 3.50%)	7.83%	01/27/2029	64,141	63,853,424
Flutter Financing BV (Stars Group), Term Loan B (3 mo. SOFR + 1.75%)	6.05%	11/25/2030	72,782	72,680,212
Hilton Worldwide Finance LLC, Term Loan B-4 (1 mo. SOFR + 1.75%)	6.07%	11/08/2030	59,274	59,556,525
				245,125,277
Publishing-1.73%
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. SOFR + 4.25%)	8.58%	05/03/2028	55,825	53,801,575
Nielsen Finance LLC, First Lien Term Loan B (3 mo. SOFR + 5.10%)	9.33%	04/11/2029	66,771	62,692,366
				116,493,941
Rail Industries-0.51%
Genesee & Wyoming, Inc., Term Loan (3 mo. SOFR + 1.75%)	6.05%	04/10/2031	34,399	34,278,666
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retailers (except Food & Drug)-2.17%
Bass Pro Group LLC, Term Loan B (1 mo. SOFR + 3.25%)	7.58%	01/31/2032	$95,148	$94,564,957
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. SOFR + 2.25%)	6.58%	06/11/2031	53,498	51,810,486
				146,375,443
Telecommunications-4.44%
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.83%	01/26/2032	47,908	47,831,159
Radiate Holdco LLC, Term Loan B (1 mo. SOFR + 3.36%)	7.69%	09/25/2026	53,376	47,114,577
X Corp., Term Loan B (3 mo. SOFR + 6.50%)	10.95%	10/27/2029	126,000	124,940,970
Zayo Group Holdings, Inc., Term Loan (1 mo. SOFR + 3.11%)	7.44%	03/09/2027	82,874	79,363,628
				299,250,334
Utilities-0.99%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 2.25%)	6.57%	01/27/2031	66,231	66,184,210
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. SOFR + 1.75%)	6.08%	12/20/2030	317	317,544
				66,501,754
Total Variable Rate Senior Loan Interests (Cost $6,092,985,613)				6,104,736,312
U.S. Dollar Denominated Bonds & Notes-5.32%
Aerospace & Defense-0.33%
TransDigm, Inc.(f)	6.75%	08/15/2028	8,000	8,148,816
TransDigm, Inc.(f)	6.38%	03/01/2029	2,000	2,035,094
TransDigm, Inc.(f)	6.88%	12/15/2030	3,000	3,095,829
TransDigm, Inc.(f)	6.63%	03/01/2032	4,000	4,091,020
TransDigm, Inc.(f)	6.00%	01/15/2033	5,000	4,951,161
				22,321,920
Automobile Components-0.07%
Belron UK Finance PLC (United Kingdom)(f)	5.75%	10/15/2029	3,000	3,013,109
Clarios Global L.P./Clarios US Finance Co.(f)	6.75%	02/15/2030	1,584	1,614,500
				4,627,609
Building Products-0.07%
Cornerstone Building Brands, Inc.(f)	9.50%	08/15/2029	5,000	4,447,244
Capital Markets-0.47%
Aretec Group, Inc.(f)	10.00%	08/15/2030	7,000	7,636,426
Boost Newco Borrower LLC(f)	7.50%	01/15/2031	22,618	23,945,315
				31,581,741
Commercial Services & Supplies-0.48%
Allied Universal Holdco LLC(f)	7.88%	02/15/2031	17,597	18,248,775
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(f)	4.63%	06/01/2028	4,300	4,110,437
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(f)	4.63%	06/01/2028	5,000	4,790,159
Madison IAQ LLC(f)	4.13%	06/30/2028	2,000	1,926,317
Raven Acquisition Holdings LLC(f)	6.88%	11/15/2031	3,145	3,138,590
				32,214,278
Construction Materials-0.07%
Camelot Return Merger Sub, Inc.(f)	8.75%	08/01/2028	4,100	3,632,129
Quikrete Holdings, Inc.(f)	6.38%	03/01/2032	810	823,674
				4,455,803
Containers & Packaging-0.09%
Clydesdale Acquisition Holdings, Inc.(f)	6.88%	01/15/2030	5,000	5,076,500
Clydesdale Acquisition Holdings, Inc.(f)	6.75%	04/15/2032	738	746,360
				5,822,860
Diversified Telecommunication Services-0.10%
Altice France S.A. (France)(f)	5.50%	10/15/2029	2,600	2,211,042
Radiate Holdco LLC/Radiate Finance, Inc.(f)	4.50%	09/15/2026	685	588,076
Zayo Group Holdings, Inc., (Acquired 04/19/2021 - 10/17/2024; Cost $3,863,204)(f)(g)	4.00%	03/01/2027	4,000	3,766,332
				6,565,450
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services-0.58%
Focus Financial Partners LLC(f)	6.75%	09/15/2031	$13,132	$13,293,931
Jane Street Group/JSG Finance, Inc.(f)	4.50%	11/15/2029	500	481,996
Jane Street Group/JSG Finance, Inc.(f)	7.13%	04/30/2031	15,000	15,679,320
Jane Street Group/JSG Finance, Inc.(f)	6.13%	11/01/2032	7,000	7,016,520
Jane Street Group/JSG Finance, Inc.(f)	6.75%	05/01/2033	2,500	2,565,517
				39,037,284
Ground Transportation-0.07%
Genesee & Wyoming, Inc.(f)	6.25%	04/15/2032	5,000	5,084,255
Health Care Equipment & Supplies-0.47%
Bausch & Lomb Corp.(f)	8.38%	10/01/2028	2,000	2,070,220
Medline Borrower L.P.(f)	3.88%	04/01/2029	22,100	20,845,418
Medline Borrower L.P./Medline Co-Issuer, Inc.(f)	6.25%	04/01/2029	9,000	9,169,325
				32,084,963
Health Care Providers & Services-0.02%
Star Parent, Inc.(f)	9.00%	10/01/2030	1,600	1,655,710
Hotels, Restaurants & Leisure-0.52%
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.88%	01/15/2028	17,000	16,471,291
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.50%	02/15/2029	1,000	944,125
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	6.13%	06/15/2029	9,000	9,187,011
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	5.63%	09/15/2029	3,000	3,021,063
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	4.00%	10/15/2030	3,000	2,762,542
Caesars Entertainment, Inc.(f)	7.00%	02/15/2030	2,000	2,053,510
Caesars Entertainment, Inc.(f)	6.50%	02/15/2032	859	866,448
				35,305,990
Insurance-0.69%
Acrisure LLC/Acrisure Finance, Inc.(f)	4.25%	02/15/2029	3,282	3,147,856
Acrisure LLC/Acrisure Finance, Inc.(f)	7.50%	11/06/2030	12,833	13,250,702
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)	6.75%	04/15/2028	1,500	1,521,944
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)	7.00%	01/15/2031	2,500	2,558,673
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)	6.50%	10/01/2031	4,811	4,855,526
AmWINS Group, Inc.(f)	6.38%	02/15/2029	1,580	1,603,123
HUB International Ltd.(f)	7.25%	06/15/2030	18,900	19,694,688
				46,632,512
Machinery-0.18%
TK Elevator U.S. Newco, Inc. (Germany)(f)	5.25%	07/15/2027	12,200	12,092,118
Media-0.41%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	4.91%	07/23/2025	1,000	999,877
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	6.48%	10/23/2045	475	457,452
CSC Holdings LLC(f)	6.50%	02/01/2029	2,000	1,597,539
Virgin Media Secured Finance PLC (United Kingdom)(f)	5.50%	05/15/2029	1,500	1,460,205
Virgin Media Secured Finance PLC (United Kingdom)(f)	4.50%	08/15/2030	13,100	12,106,371
VZ Secured Financing B.V. (Netherlands)(f)	5.00%	01/15/2032	6,190	5,354,858
Ziggo B.V. (Netherlands)(f)	4.88%	01/15/2030	6,000	5,482,688
				27,458,990
Passenger Airlines-0.00%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(f)	5.50%	04/20/2026	30	29,968
Personal Care Products-0.09%
Opal Bidco SAS (France)(f)	6.50%	03/31/2032	6,225	6,223,974
Professional Services-0.13%
CoreLogic, Inc.(f)	4.50%	05/01/2028	9,100	8,527,575
Software-0.34%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(f)	8.00%	06/15/2029	1,500	1,345,271
Central Parent, Inc./CDK Global, Inc.(f)	7.25%	06/15/2029	2,500	2,216,937
Cloud Software Group, Inc.(f)	9.00%	09/30/2029	7,750	7,938,550
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Software-(continued)
Cloud Software Group, Inc.(f)	8.25%	06/30/2032	$5,658	$5,955,113
SS&C Technologies, Inc.(f)	6.50%	06/01/2032	5,500	5,651,508
				23,107,379
Specialty Retail-0.13%
Wand NewCo 3, Inc.(f)	7.63%	01/30/2032	8,231	8,568,405
Wireless Telecommunication Services-0.01%
VMED O2 UK Financing I PLC (United Kingdom)(f)	4.75%	07/15/2031	1,000	919,114
Total U.S. Dollar Denominated Bonds & Notes (Cost $357,929,331)				358,765,142
			Shares
Money Market Funds-14.91%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.22%(h)(i) (Cost $1,005,457,137)			1,005,457,137	1,005,457,137
TOTAL INVESTMENTS IN SECURITIES-110.78% (Cost $7,456,372,081)				7,468,958,591
OTHER ASSETS LESS LIABILITIES-(10.78)%				(726,822,786)
NET ASSETS-100.00%				$6,742,135,805

Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	This variable rate interest will settle after May 31, 2025, at which time the interest rate will be determined.
(f)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2025 was $357,307,813, which represented 5.30% of the Fund’s Net Assets.

(g)	Restricted security. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$403,365,070	$9,429,986,497	$(8,827,894,430)	$-	$-	$1,005,457,137	$32,145,754

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$6,073,212,160	$31,524,152	$6,104,736,312
U.S. Dollar Denominated Bonds & Notes	-	358,765,142	-	358,765,142
Money Market Funds	1,005,457,137	-	-	1,005,457,137
Total Investments	$1,005,457,137	$6,431,977,302	$31,524,152	$7,468,958,591